OPERATING LEASES - Schedule of operating lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 28,767
Additions	9,484
Repayments	(5,396)
Foreign exchange translation	(10)
Operating lease obligation, ending balance	32,845
Current portion	11,695	$ 13,860
Non-current portion	21,150	$ 14,907
SFL Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	15,892
Additions	0
Repayments	(1,412)
Foreign exchange translation	0
Operating lease obligation, ending balance	14,480
Current portion	2,127
Non-current portion	12,353
Golden Hawk Lease
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	3,630
Additions	0
Repayments	(1,417)
Foreign exchange translation	0
Operating lease obligation, ending balance	2,213
Current portion	2,213
Non-current portion	0
A. Schmidt and V. Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	7,176
Additions	9,484
Repayments	(2,214)
Foreign exchange translation	0
Operating lease obligation, ending balance	14,446
Current portion	6,872
Non-current portion	7,574
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	2,069
Additions	0
Repayments	(353)
Foreign exchange translation	(10)
Operating lease obligation, ending balance	1,706
Current portion	483
Non-current portion	$ 1,223